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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number: _______
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manger Filing this Report:
Name:        CinFin Capital Management
Address:     6200 South Gilmore Road
             Fairfield, Ohio  45014

13F File Number:      28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  James G. Miller
Title: President
Phone: (513)  870-2632

Signature, Place and Date of Signing:

        /s/ James G. Miller         Fairfield, Ohio         November 8, 2000
        -------------------         ---------------         ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Mangers Reporting for this Manager:  N/A







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                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                      0
                                                    -------

Form 13F Information Table Entry Total:               34
                                                    -------

Form 13F Information Table Value Total:             160,590
                                                    -------

List of Other Included Managers: None
























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
                                        Column 2        Column 3            Column 4     Column 5   SH\PRN
                                     TITLE OF CLASS       CUSIP             FMV(000)      SHARES
Alliance Capital Mgmt Hldg               Common         01855A101           $    376        7,500     SH
Alltel Corp                              Common         020039103           $ 12,813      245,524     SH
American Home Products                   Common         026609107           $ 24,107      426,200     SH
Bank of America Corp                     Common         060505104           $  6,071      115,907     SH
Chevron Corporation                      Common         166751107           $  4,655       54,600     SH
Cincinnati Financial Corp                Common         172062101           $ 20,676      582,417     SH
Cinergy Corp                             Common         172474108           $  1,323       40,000     SH
Cisco Systems                            Common         17275R102           $    470        8,500     SH
Coca Cola Company                        Common         191216100           $  1,773       32,162     SH
Duke Energy Corp                         Common         264399106           $    866       10,099     SH
Exxon  Mobil Corporation                 Common         30231G102           $ 28,199      316,403     SH
Fifth Third Bancorp                      Common         316773100           $    391        7,250     SH
First Virginia Banks Inc                 Common         337477103           $  4,316      101,250     SH
Firstar Corp                             Common         33763V109           $    580       25,900     SH
Fortune Brands Inc                       Common         349631101           $    530       20,000     SH
General Electric                         Common         369604103           $    551        9,552     SH
Guidant Corporation                      Common         401698105           $    530        7,500     SH
H J Heinz Company                        Common         423074103           $  1,067       28,800     SH
Household International                  Common         441815107           $  4,785       84,500     SH
Johnson & Johnson                        Common         478160104           $    282        3,000     SH
Intel Corp                               Common         458140100           $    593       14,276     SH
Lucent Technologies Inc                  Common         549463107           $  2,790       91,300     SH
Medtronic Inc                            Common         585055106           $    415        8,000     SH
Merck & Company                          Common         589331107           $ 18,438      247,700     SH
Microsoft Corp                           Common         594918104           $    573        9,500     SH
Molex Inc                                Common         608554200           $  6,812      164,400     SH
National City Corporation                Common         635405103           $  1,758       79,440     SH
Northern Trust                           Common         665859104           $  3,555       40,000     SH
Piedmont Natural Gas                     Common         720186105           $    251        8,202     SH
PNC Financial Services                   Common         693475105           $  2,535       39,000     SH
Procter & Gamble Corp                    Common         742718109           $  6,921      103,300     SH
United Parcel Service - Cl               Common         911312106           $    623       11,050     SH
Wells Fargo & Co                         Common         949746101           $    386        8,400     SH
Worldcom Inc                             Common         98157D106           $    580       19,100     SH
                                                                            $160,590    2,970,732



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
Column 1                                Column 6            Column 7        Column 8        Shared       None
NAME OF ISSUER                       INVESTMENT DIS         OTH MGRS          SOLE
Alliance Capital Mgmt Hldg                Sole                                 7,500            --        --

Alltel Corp                               Sole                               245,524            --        --

American Home Products                    Sole                               426,200            --        --

Bank of America Corp                      Sole                               115,907            --        --

Chevron Corporation                       Sole                                54,600            --        --

Cincinnati Financial Corp                 Sole                               582,417            --        --

Cinergy Corp                              Sole                                40,000            --        --

Cisco Systems                             Sole                                 8,500            --        --

Coca Cola Company                         Sole                                32,162            --        --

Duke Energy Corp                          Sole                                10,099            --        --

Exxon  Mobil Corporation                  Sole                               316,403            --        --

Fifth Third Bancorp                       Sole                                 7,250            --        --

First Virginia Banks Inc                  Sole                               101,250            --        --

Firstar Corp                              Sole                                25,900            --        --

Fortune Brands Inc                        Sole                                20,000            --        --

General Electric                          Sole                                 9,552            --        --

Guidant Corporation                       Sole                                 7,500            --        --

H J Heinz Company                         Sole                                28,800            --        --

Household International                   Sole                                84,500            --        --

Johnson & Johnson                         Sole                                 3,000            --        --

Intel Corp                                Sole                                14,276            --        --

Lucent Technologies Inc                   Sole                                91,300            --        --

Medtronic Inc                             Sole                                 8,000            --        --

Merck & Company                           Sole                               247,700            --        --

Microsoft Corp                            Sole                                 9,500            --        --

Molex Inc                                 Sole                               164,400            --        --

National City Corporation                 Sole                                79,440            --        --

Northern Trust                            Sole                                40,000            --        --

Piedmont Natural Gas                      Sole                                 8,202            --        --

PNC Financial Services                    Sole                                39,000            --        --

Procter & Gamble Corp                     Sole                               103,300            --        --

United Parcel Service - Cl                Sole                                11,050            --        --

Wells Fargo & Co                          Sole                                 8,400            --        --

Worldcom Inc                              Sole                                19,100            --        --

                                                                           2,970,732            --        --



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